UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 1, 2020 - June 30, 2021

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02794
Reporting Period: 07/01/2020 - 06/30/2021
MFS Series Trust III

========================== MFS Global High Yield Fund ==========================

STONEWAY CAPITAL CORPORATION

Ticker:                      Security ID:  86188PAA5
Meeting Date: DEC 28, 2020   Meeting Type: Special
Record Date:  OCT 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Noteholder Resolution: Approve Secured  For       For          Management
      Noteholders' Arrangement Resolution

============================= MFS High Income Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= MFS High Yield Pooled Portfolio ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== MFS Municipal High Income Fund ========================

WEST VIRGINIA HOSPITAL FINANCE AUTHORITY

Ticker:                      Security ID:  956622XQ2
Meeting Date: AUG 11, 2020   Meeting Type: Written Consent
Record Date:  JUN 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Class 1 Claim (Series 2008 Bond Claim)  For       Did Not Vote Management
      - Vote On The Plan (For = Accept,
      Against = Reject)
2     Class 5 Claim (Bond Deficiency Claim)   For       Did Not Vote Management
      - Vote On The Plan (For = Accept,
      Against = Reject)

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title):	David DiLorenzo*
David DiLorenzo, President and Principal Executive Officer

Date: August 27, 2021

*By (Signature and Title)	/s/ Susan A. Pereira
Susan A. Pereira, as attorney-in-fact

*	Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated June 1, 2017. (1)

(1)	Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 27, 2017.